Significant accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	Dec. 31, 2025
Buildings and Improvements [Member] | Minimum [Member]
Significant accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Useful lives of assets	10 years
Buildings and Improvements [Member] | Maximum [Member]
Significant accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Useful lives of assets	20 years
Machinery and Equipment [Member] | Minimum [Member]
Significant accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Useful lives of assets	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Useful lives of assets	14 years